Income Taxes (Tables)	12 Months Ended
Dec. 30, 2014
Income before Provision for Income Taxes

Income before the provision for income taxes as shown in the accompanying Consolidated Statements of Income is as follows (in thousands):

	2013	2014
Domestic	$5,750	$7,851

Income before provision for income taxes	$5,750	$7,851

Components of Provision for Income Taxes

Components of the provision for income taxes consist of the following (in thousands):

	Fiscal Year Ended
	2013	2014
Current
Federal	$—	$—
State and local	—	24

Total current expense	$—	$24

Deferred expense
Federal	$—	$254
State and local	—	21

Total deferred expense	—	275

Provision for income taxes	$—	$299

Reconciliation of U.S. Statutory Income Tax Rate to Habit Restaurants, Inc. Effective Tax Rate

A reconciliation of the U.S. statutory income tax rate to The Habit Restaurants, Inc. effective tax rate is as follows:

2014
U.S. statutory tax rate	34.0%
Increase due to state and local taxes	0.6%
Effect of permanent differences	0.2%
Rate benefit as an LLC	(31.0)%

Effective tax rate	3.8%

Summary of Deferred Tax Assets and Liabilities

These temporary differences result in taxable or deductible amounts in future years. Details of The Habit Restaurants, Inc. deferred tax assets and liabilities are summarized as follows (in thousands):

	Fiscal Year Ended
	December 31, 2013	December 30, 2014
Deferred tax assets
Accrued liabilities	$—	$99
Deferred income	—	801
Deferred rent	—	411
Tax Receivable Agreement—imputed interest	—	1,116
Goodwill and intangibles	—	14,188
Net operating losses	—	536

Total deferred tax assets	—	17,151

Deferred tax liabilities
Property and equipment	—	(2,488)
Prepaids	—	(153)
Other	—	(146)

Total deferred tax liabilities	—	(2,787)

Net deferred tax assets	$—	$14,364

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits, is as follows (in thousands):

Fiscal Year Ended
	December 31, 2013	December 30, 2014
Balance at the beginning of the year	$—	$—
Increases for current year tax positions	—	—
Increases for prior year tax positions	—	167
Decreases in prior year tax positions	—	—
Settlements with taxing authorities	—	—
Lapse in statutes of limitations	—	—

Balance at the end of the year	$—	$167